Intangible Assets and Others, net (Schedule of Sensitivity to Changes in Assumptions) (Details) - ₪ / shares	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Pre-tax discount rate	10.80%	10.70%
Terminal value growth rate	(116.00%)	(0.10%)
Market share	28.10%
ARPU	₪ 50.5